Other income (Tables)	6 Months Ended
Jun. 30, 2022
Other Income
Schedule of other (expenses) income
	Six months ended
	June 30,	June 30,
	2022	2021
	£	£
Unrealized and realized exchange differences	54,002
Grant income	-	5,946
	54,002	5,946